Leases - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Lease liabilities	$ 7,600	$ 12,402	$ 7,661	$ 7,595	$ 8,023